FAIR VALUE MEASUREMENTS 6 (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method Investment, Other Than Temporary Impairment	$ (100)	$ (300)	$ (10)
Equity Method Investment, Other Than Temporary Impairment, Net Of Tax Benefit	(60)	(179)
Rockies Express [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method Investment, Other Than Temporary Impairment, Gross				0	0	(400)
Energia Sierra Juarez Wind Project [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Gain on sale of assets, after tax				14
Gain attributable to remeasurement, after tax				7
Proceeds from sale				26
Deconsolidation Gain Or Loss Amount				19
Net of Cash Sold				2
Proceeds from sale, net of cash sold				$ 24